UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22593

The Cushing Energy Income Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

The Cushing Energy Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2016

		Fair
Common Stock - 65.9%	Shares	Value
Exploration & Production - 62.8%
France - 5.8%
Total S A	31,700	$1,513,675
Netherlands - 6.6%
Royal Dutch Shell Plc(1)	35,500	1,735,950
Norway - 5.2%
Statoil ASA(1)	88,300	1,381,895
United Kingdom - 6.2%
BP Plc(1)	48,564	1,644,377
United States - 39.0%
Anadarko Petroleum Corporation(1)	10,500	561,435
Chevron Corporation(1)	19,000	1,911,020
Devon Energy Corporation(1)	22,532	976,312
EOG Resources, Inc.	11,338	1,003,300
Exxon Mobil Corporation(1)	20,500	1,786,370
Noble Energy, Inc.(1)	15,000	517,200
Occidental Petroleum Corporation(1)	25,300	1,944,305
Pioneer Natural Resource Company	7,058	1,263,735
Synergy Resources Corporation(2)	45,000	294,750
		16,534,324
Midstream - 3.1%
United States - 3.1%
Targa Resources Corporation	18,476	805,184

Total Common Stocks (Cost $17,775,682)		$17,339,508

Master Limited Partnerships and Related Companies - 29.4%
Crude Oil & Refined Products - 5.5%
United States - 5.5%
NuStar Energy, L.P.	15,900	$763,200
Rose Rock Midstream, L.P.(1)	27,000	678,240
		1,441,440
Large Cap Diversified - 8.8%
United States - 8.8%
Energy Transfer Partners, L.P.(1)	20,888	834,267
ONEOK Partners, L.P.	19,200	744,000
Williams Partners, L.P.(1)	19,500	742,950
		2,321,217
Natural Gas Gatherers & Processors - 1.9%
United States - 1.9%
EnLink Midstream Partners, L.P.	29,000	511,850

Propane - 3.2%
United States - 3.2%
NGL Energy Partners, L.P.(1)	46,943	851,546

Shipping - 8.0%
Republic of the Marshall Islands - 8.0%
GasLog Partners, L.P.	48,000	952,320
Golar LNG Partners, L.P.	59,000	1,145,780
		2,098,100
Upstream - 2.0%
United States - 2.0%
Dorchester Minerals, L.P.(1)	18,223	271,340
Mid-Con Energy Partners, L.P.	116,279	254,651
		525,991

Total Master Limited Partnerships and Related Companies (Cost $8,553,188)		$7,750,144

Fixed Income - 10.2%
Exploration & Production - 10.2%
United States - 10.2%
Continental Resources, Inc., 3.800%, due 06/01/2024	500,000	$453,750
EV Energy Partners, L.P., 8.000%, due 04/15/2019(1)	2,000,000	1,250,000
Range Resources Corporation, 5.000%, due 03/15/2023	500,000	496,250
SM Energy Company, 6.125%, due 11/15/2022	500,000	488,750
Total Fixed Income (Cost $3,231,710)		$2,688,750

Short-Term Investments - Investment Companies - 2.2%
United States - 2.2%
Fidelity Government Portfolio Fund - Institutional Class, 0.01%(3)	146,628	$146,628
First American Prime Obligations Fund - Class Z, 0.01%(3)	146,628	146,628
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.27%(3)	146,628	146,628
STIT-Government & Agency Portfolio, 0.28%(3)	146,628	146,628
Total Short-Term Investments - Investment Companies (Cost $586,512)		$586,512

Total Investments - 107.8% (Cost $30,147,092)		$28,364,914
Liabilities in Excess of Other Assets - (7.8%)		(2,040,728)
Net Assets Applicable to Common Stockholders - 100.0%		$26,324,186

(1) All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2) No distribution or dividend was made during the period ended August 31, 2016. As such, it is classified as a non-income producing security as of August 31, 2016.
(3) Rate reported is the current yield as of August 31, 2016.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows*:

Cost of investments	$30,457,739
Gross unrealized appreciation	977,413
Gross unrealized depreciation	(3,070,238)
Net unrealized depreciation	$(2,092,825)

* The above table only reflects tax adjustments through November 30, 2015.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Cushing Energy Income Fund’s (the “Fund”) most recent semi-annual or annual report.

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.
	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2016	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$17,339,508	$17,339,508	$-	$-
Master Limited Partnerships and Related Companies (a)	7,750,144	7,750,144	-	-

Total Equity Securities	25,089,652	25,089,652	-	-
Notes Senior Notes(a)	2,688,750	-	2,688,750	-

Total Notes	2,688,750	-	2,688,750	-
Other
Short-Term Investments	586,512	586,512	-	-
Total Other	586,512	586,512	-	-
Total	$28,364,914	$25,676,164	$2,688,750	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2016.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended August 31, 2016.

Item 2. Controls and Procedures.
(a)	The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       The Cushing Energy Income Fund

By (Signature and Title)          /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date            10/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Jerry V. Swank
Jerry V. Swank, President & Chief Executive Officer

Date            10/21/2016

By (Signature and Title)          /s/ John H. Alban
John H. Alban, Treasurer & Chief Financial Officer

Date            10/21/2016